PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Receivables	$ 10,412,739	$ 10,117,032
Prepaid Expense	$ 4,886,604	$ 2,921,069